Management of Capital (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information about Capital of Company

The capital of the Company consists of items included in shareholders’ equity and debt, net of cash and cash equivalents and short term investments as follows:

	At December 31 2018	At December 31 2017
Shareholders’ equity	$9,875	$14,184
Debt	2,867	2,483
	12,742	16,667
Less:
Cash and cash equivalents	(134)	(186)
Short term investments	(38)	(48)
	$12,570	$16,433